Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [Line Items]
Investments at fair value through other comprehensive income	$ 83	$ 111
Level 1 [Member]
Disclosure of financial instruments [Line Items]
Investments at fair value through other comprehensive income	136	151
Level 2 [Member]
Disclosure of financial instruments [Line Items]
Investments at fair value through other comprehensive income	0
Derivatives designated as economic hedge, net	(32)	(3)
Derivatives designated as cash flow hedge, net	87	57
Total	$ 55	$ 54